Consolidated Balance Sheets (Unaudited) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 108	$ 120	[1]
Customer receivables (less allowance for doubtful accounts)		2,093	2,157	[1]
Other receivables		380	383	[1]
Inventories		1,627	1,528	[1]
Derivative assets		258	1,019	[1]
Margin deposit assets		169	480	[1]
Regulatory assets		1,294	1,883	[1]
Other		570	504	[1]
Current assets held for sale		1,478	1,776	[1]
Total current assets		7,977	9,850	[1]
Investments
Nuclear decommissioning trust funds		6,553	5,957	[1]
Investment in equity method affiliates		300	295	[1]
Other		323	325	[1]
Total investments		7,176	6,577	[1]
Property, Plant and Equipment
Property, plant and equipment		78,669	75,178	[1]
Accumulated depreciation, depletion and amortization		(24,053)	(23,352)	[1]
Total property, plant and equipment, net		54,616	51,826	[1]
Deferred Charges and Other Assets
Goodwill		4,143	4,143	[1]
Regulatory assets		8,065	8,265	[1]
Other		5,047	4,780	[1]
Total deferred charges and other assets		17,255	17,188	[1]
Noncurrent Assets Held for Sale		19,040	18,802	[1]
Total assets		106,064	104,243	[1]
Current Liabilities
Securities due within one year		4,346	3,337	[2]
Supplemental credit facility borrowings		450
Short-term debt		4,575	3,423	[2]
Accounts payable		$ 826	$ 1,165	[2]
Accounts Payable, Current, Related Party, Type [Extensible Enumeration]		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued interest, payroll and taxes		$ 780	$ 910	[2]
Derivative liabilities		319	772	[2]
Regulatory liabilities		437	748	[2]
Other borrowing	[3]	1,542	1,697	[2]
Current liabilities held for sale		711	1,398	[2]
Total current liabilities		13,986	13,450	[2]
Long-Term Debt
Long-term debt		33,278	32,515	[2]
Junior subordinated notes		1,387	1,387	[2]
Supplemental credit facility borrowings		0	450	[2]
Other		229	232	[2]
Total long-term debt		34,894	34,584	[2]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		5,710	5,397	[2]
Regulatory liabilities		8,576	8,417	[2]
Other		6,924	6,963	[2]
Total deferred credits and other liabilities		21,210	20,777	[2]
Noncurrent Liabilities Held for Sale		7,546	7,551	[2]
Total liabilities		77,636	76,362	[2]
Commitments and Contingencies (see Note 17)
Shareholders' Equity
Preferred stock (see Note 16)		1,783	1,783	[2]
Common stock - no par	[4]	23,704	23,605	[2]
Retained earnings		4,507	4,065	[2]
Accumulated other comprehensive loss		(1,566)	(1,572)	[2]
Shareholders' equity		28,428	27,881	[2]
Noncontrolling interests		0	0	[2]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total		28,428	27,881	[2]
Total liabilities and shareholders' equity		106,064	104,243	[2]
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		19	22	[5]
Customer receivables (less allowance for doubtful accounts)		1,693	1,578	[5]
Other receivables		201	204	[5]
Inventories		1,009	924	[5]
Derivative assets	[6]	61	765	[5]
Margin deposit assets		32	310	[5]
Regulatory assets		627	1,140	[5]
Other		48	52	[5]
Total current assets		3,762	5,002	[5]
Investments
Nuclear decommissioning trust funds		3,508	3,202	[5]
Other		4	3	[5]
Total investments		3,512	3,205	[5]
Property, Plant and Equipment
Property, plant and equipment		57,554	54,697	[5]
Accumulated depreciation, depletion and amortization		(16,760)	(16,218)	[5]
Total property, plant and equipment, net		40,794	38,479	[5]
Deferred Charges and Other Assets
Regulatory assets		4,151	4,247	[5]
Other		2,485	2,261	[5]
Total deferred charges and other assets		6,636	6,508	[5]
Total assets		54,704	53,194	[5]
Current Liabilities
Securities due within one year		379	1,164	[5]
Short-term debt		1,265	941	[5]
Accounts payable		540	600	[5]
Accrued interest, payroll and taxes		298	270	[5]
Derivative liabilities	[6]	126	298	[5]
Regulatory liabilities		231	506	[5]
Other borrowing		1,103	1,176	[5]
Total current liabilities		6,369	7,234	[5]
Long-Term Debt
Long-term debt		16,050	14,916	[5]
Other		69	65	[5]
Total long-term debt		16,119	14,981	[5]
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		3,588	3,452	[5]
Regulatory liabilities		5,799	5,499	[5]
Other	[6]	4,899	4,783	[5]
Total deferred credits and other liabilities		14,286	13,734	[5]
Total liabilities		36,774	35,949	[5]
Commitments and Contingencies (see Note 17)
Shareholders' Equity
Common stock - no par	[7]	5,738	5,738	[5]
Other paid-in capital		1,113	1,113	[5]
Retained earnings		11,070	10,385	[5]
Accumulated other comprehensive loss		9	9	[5]
Shareholders' equity		17,930	17,245	[5]
Total liabilities and shareholders' equity		54,704	53,194	[5]
Virginia Electric and Power Company | Affiliated Entity
Current Assets
Other receivables		72	7	[5]
Current Liabilities
Accounts payable		97	255	[5]
Other borrowing		$ 2,330	$ 2,024	[5]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	See Note 10 for amounts attributable to related parties.
[4]	1.8 billion shares authorized; 837 million and 835 million shares outstanding at June 30, 2023 and December 31, 2022, respectively.
[5]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[6]	See Note 19 for amounts attributable to affiliates.
[7]	500,000 shares authorized; 274,723 shares outstanding at June 30, 2023 and December 31, 2022.